CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012 Pension Plans [Member]	Dec. 31, 2011 Pension Plans [Member]	Dec. 31, 2011 Unrealized Net (Losses) Gains On Cash Flow Hedges [Member]
Pension liability adjustment, tax	$ 24.7	$ 11.9	$ 6.5
Unrealized net gain (loss) on derivative instruments, tax	$ 1.0			$ 0.2